Income Taxes - Components of Deferred Tax Assets And Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Intangible assets	$ 11,346	$ 8,272
Fixed assets	19,510	12,980
Bad debt allowance	9,067	7,601
NOL, foreign tax credit and capital loss carryforwards	41,423	30,790
Accrued liabilities	11,147	11,661
Excess business interest expense	1,322	12,282
Equity based compensation	4,324	3,484
Tower sale financing obligation	1,067	1,155
Operating lease liability	49,435	40,444
Other	5,787	4,206
Subtotal	154,428	132,875
Less: valuation allowance	(89,155)	(49,706)
Total net deferred tax assets	65,273	83,169
Contract asset	(5,284)	(5,631)
Right of use asset	(36,099)	(39,964)
Withholding taxes on unrepatriated foreign earnings	(298)	(7,967)
Total deferred tax liabilities	(41,681)	(53,562)
Net deferred tax asset	23,592	29,607
Classified on the balance sheet as:
Deferred tax asset	23,890	37,573
Deferred tax liability	(298)	(7,966)
Total net deferred tax assets	$ 23,592	$ 29,607